Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 10—Accumulated Other Comprehensive Income (Loss)

The change in accumulated other comprehensive income (loss) for the nine months ended March 31, 2016 and 2015 is as follows:

	Foreign Currency Translation Adjustments and other	Available for Sale Securities	Pension Adjustments	Total
Balance as of June 30, 2015	$(33,045)	$15	$19,743	$(13,287)
Other comprehensive income (loss) (a)	(22,764)	89	(2,087)	(24,762)
Other comprehensive income from noncontrolling interest due to the purchase of CD Cartondruck GmBH	(12)	—	—	(12)

Balance as of March 31, 2016	$(55,821)	$104	$17,656	$(38,061)

(a)	Includes $12,375 of unrealized foreign currency gains and losses related to intercompany foreign currency transactions that are of a long-term investment nature and a net investment hedge.

	Foreign Currency Translation Adjustments	Available for Sale Securities	Pension Adjustments	Total
Balance as of June 30, 2014	$5,919	$9	$6,963	$12,891
Other comprehensive income (loss)	(52,831)	114	(790)	(53,507)

Balance as of March 31, 2015	$(46,912)	$123	$6,173	$(40,616)

There were no amounts reclassified from accumulated other comprehensive income during the three and nine months ended March 31, 2016 and 2015.

Note 11—Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) represents net earnings and any revenue, expenses, gains and losses that, under U.S. GAAP, are excluded from net earnings and recognized directly as a component of stockholders’ equity.

The change in accumulated other comprehensive income (loss) during the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013 and for the year ended June 30, 2013 is as follows:

	Foreign Currency Translation Adjustments	Available for Sale Securities	Pension Adjustments	Total
Predecessor
Balance as of July 1, 2012	$(2,077)	$(968)	$—	$(3,045)
Other comprehensive income (loss) before reclassifications (1)	391	(144)	—	247
Amounts reclassified from other comprehensive income (loss) (2)	—	1,112	—	1,112

Balance as of June 30, 2013	$(1,686)	$—	$—	$(1,686)

Other comprehensive income (loss) before reclassifications (1)	731	8	—	739

Balance as of August 14, 2013	$(955)	$8	$—	$(947)

Successor
Balance as of August 15, 2013	$—	$—	$—	$—
Other comprehensive income (loss) before reclassifications (1)	5,919	9	6,963	12,891

Balance as of June 30, 2014	5,919	9	6,963	12,891
Other comprehensive income (loss) before reclassifications (1)	(38,964)	6	12,780	(26,178)

Balance as of June 30, 2015	$(33,045)	$15	$19,743	$(13,287)

(1)	Other comprehensive income (loss) is reported net of taxes and noncontrolling interest.
(2)	Amounts reclassified are included in other income (expense), net.